Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The disclosures included in this section are prescribed by SEC rules and do not necessarily align with how the Company, our Board, or the Compensation Committee view the link between the Company's performance and named executive officer pay, and neither the Board nor the Compensation Committee uses compensation actually paid as the basis for making compensation decisions. The tabular disclosure and the following graphs were developed in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable fiscal years.

Year	Summary Compensation Table total for PEO ($) (1)(2)	Compensation Actually Paid to PEO ($) (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income (Loss) ($ thousands) (4)

2024	2,532,674	5,879,998	1,150,234	2,511,546	137.08	(18,914)
2023	1,995,337	1,460,479	884,737	654,045	42.73	(22,089)
2022	2,130,142	1,933,980	835,055	652,882	53.30	(16,435)

Named Executive Officers, Footnote
(1)
The NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall
2023	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall
2022	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall

PEO Total Compensation Amount	$ 2,532,674	$ 1,995,337	$ 2,130,142
PEO Actually Paid Compensation Amount	$ 5,879,998	1,460,479	1,933,980
Adjustment To PEO Compensation, Footnote
(3)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For a discussion of the assumptions made in the valuation at grant, see the discussion under “Management’s Discussion and Analysis of Financial Condition and Results of Operations–Critical Accounting Estimates–Share-Based Compensation” and Note 2 to the audited financial statements included our Annual Report on Form 10-K for the year ended December 31, 2024. For each fiscal year reflected, the "compensation actually paid" to the PEO and the average "compensation actually paid" to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K.

	2024	2023	2022

Summary Compensation Table Total for PEO	2,532,674	1,995,337	2,130,142
Less: Grant Date Fair Value of Equity Awards	(1,299,995)	(1,192,211)	(1,209,602)
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	3,261,652	1,017,832	865,816
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	1,390,188	(207,879)	(175,560)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(4,521)	(152,600)	323,184
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid for PEO	5,879,998	1,460,479	1,933,980

Non-PEO NEO Average Total Compensation Amount	$ 1,150,234	884,737	835,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,511,546	654,045	652,882
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For a discussion of the assumptions made in the valuation at grant, see the discussion under “Management’s Discussion and Analysis of Financial Condition and Results of Operations–Critical Accounting Estimates–Share-Based Compensation” and Note 2 to the audited financial statements included our Annual Report on Form 10-K for the year ended December 31, 2024. For each fiscal year reflected, the "compensation actually paid" to the PEO and the average "compensation actually paid" to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K.

	2024	2023	2022

Average of Summary Compensation Table Total for NEOs (other than PEO)	1,150,234	884,737	835,055
Less: Grant Date Fair Value of Equity Awards	(562,493)	(458,781)	(378,194)
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	1,414,399	392,284	279,546
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	511,654	(73,359)	(77,399)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(2,248)	(90,836)	(6,126)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Average Compensation Actually Paid for NEOs (other than PEO)	2,511,546	654,045	652,882

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 137.08	42.73	53.3
Net Income (Loss)	$ (18,914,000)	$ (22,089,000)	$ (16,435,000)
PEO Name	Mr. Burnett	Mr. Burnett	Mr. Burnett
Additional 402(v) Disclosure
(2)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table for each applicable year.
(4)
Amounts reflect the Company's net income as reported in our audited financial statements for the applicable year.

Description of Relationship Between Compensation Actually Paid and Company Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “Compensation Actually Paid,” calculated in accordance with Item 402(v) of Regulation S-K, for a particular year. However, we believe the values reflected above for Compensation Actually Paid in each of the covered years demonstrate how the Compensation Committee structures our compensation program to prioritize “pay for performance.” It is important to note that Compensation Actually Paid to our NEOs does not necessarily reflect the actual value that an executive will receive in the stated fiscal year as such value will depend on a variety of factors.

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphical descriptions of the relationship between compensation actually paid and certain Company financial performance metrics utilizing the information presented in the above Pay versus Performance table.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,299,995)	$ (1,192,211)	$ (1,209,602)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,261,652	1,017,832	865,816
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,390,188	(207,879)	(175,560)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,521)	(152,600)	323,184
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(562,493)	(458,781)	(378,194)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,414,399	392,284	279,546
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,654	(73,359)	(77,399)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,248)	(90,836)	(6,126)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0